SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF OPERATIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Income Statements Captions [Line Items]
Interest income																	$ 29		$ 22		$ 20
Interest expense																	(561)		(554)		(559)
Other income (expense), net																	126		137		140
Income tax (expense) benefit																	(341)		(300)		(366)
Equity earnings, net of income tax																	85		38		24
Net income																	$ 1,448		$ 1,262		$ 1,088
Basic earnings per common share	$ 1.48	[1]	$ 1	[1]	$ 1.19	[1]	$ 1.76	[1]	$ 1.21	[1]	$ 1.41	[1]	$ 1.1	[1]	$ 1.01	[1]	$ 5.43		$ 4.72		$ 4.1
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	248,700		248,400		248,100		247,700		246,400		246,100		245,700		245,300		248,249	[2]	245,891	[2]	243,863	[2]
Diluted earnings per common share	$ 1.47	[1]	$ 0.99	[1]	$ 1.17	[1]	$ 1.74	[1]	$ 1.18	[1]	$ 1.39	[1]	$ 1.08	[1]	$ 0.99	[1]	$ 5.37		$ 4.63		$ 4.01
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)	251,500		251,000		251,500		251,200		251,300		250,800		250,100		249,700		250,923		250,655		249,332
Earnings	$ 369		$ 248		$ 295		$ 437		$ 297		$ 348		$ 269		$ 247		$ 1,349		$ 1,161		$ 1,001
Parent Company [Member]
Condensed Income Statements Captions [Line Items]
Interest income																	0		0		42
Interest expense																	(261)		(235)		(239)
Operating and mainenance																	(66)		(78)		(63)
Other income (expense), net																	7		50		41
Income tax (expense) benefit																	150		133		117
Loss before equity of subsidiaries, net of income taxes																	(170)		(130)		(102)
Equity earnings, net of income tax																	$ 1,519		$ 1,291		$ 1,103
Basic earnings per common share																	$ 5.43		$ 4.72		$ 4.1
Basic earnings per common share, weighted-average number of shares outstanding (thousands)																	248,249		245,891		243,863
Diluted earnings per common share																	$ 5.37		$ 4.63		$ 4.01
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)																	250,923		250,655		249,332
Earnings																	$ 1,349		$ 1,161		$ 1,001

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.
[2]	Includes fully vested restricted stock units held in our Deferred Compensation Plan of 491 in 2015, 212 in 2014 and none in 2013. These fully vested restricted stock units are included in weighted-average common shares outstanding for basic EPS because there are no conditions under which the corresponding shares will not be issued.